ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2016
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	March 31,
	2015	2016
	RMB	RMB
Accounts receivable	53,153,164	55,427,300
Less: allowance for doubtful accounts	(5,003,118)	(4,875,266)

Accounts receivable, net	48,150,046	50,552,034

Schedule of activities in the allowance for doubtful accounts

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	35,005,069	4,688,433	5,003,118
Additions charged to (reversal of) provision for doubtful accounts	(3,738,232)	845,965	(127,852)
Write-off of accounts receivable	(26,578,404)	(531,280)	—

Ending allowance for doubtful accounts	4,688,433	5,003,118	4,875,266